Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB STRATEGIC TRUST
Prospectus Date	rr_ProspectusDate	Mar. 01, 2017
Supplement [Text Block]	sst_SupplementTextBlock

SCHWAB STRATEGIC TRUST

SCHWAB FUNDAMENTAL INDEX ETFs

Schwab Fundamental U.S. Broad Market Index ETF

Schwab Fundamental U.S. Large Company Index ETF

Schwab Fundamental U.S. Small Company Index ETF

Schwab Fundamental International Large Company Index ETF

Schwab Fundamental International Small Company Index ETF

Schwab Fundamental Emerging Markets Large Company Index ETF

Supplement dated March 1, 2017 to the Prospectus and Statement of Additional Information (SAI), both dated June 30, 2016, as supplemented December 1, 2016 and February 2, 2017

SCHWAB FIXED-INCOME ETFs

Schwab U.S. TIPS ETF

Supplement dated March 1, 2017 to the Prospectus and SAI, both dated April 29, 2016,

as supplemented June 30, 2016, October 7, 2016, December 15, 2016, December 28, 2016,

February 2, 2017, and February 28, 2017

SCHWAB EQUITY ETFs

Schwab U.S. Mid-Cap ETF

Schwab U.S. Small-Cap ETF

Schwab International Equity ETF

Schwab International Small-Cap Equity ETF

Supplement dated March 1, 2017 to the Prospectuses and SAI, each dated December 29, 2016

(each a Fund and collectively, the Funds)

This supplement provides new and additional information beyond that contained in the Prospectuses and SAIs and should be read in conjunction with the Prospectuses and SAIs.

Effective March 1, 2017, the management fees of certain Schwab ETFs will be reduced as follows:

	Current Management Fee	New Management Fee*
Schwab Fundamental U.S. Broad Market Index ETF	0.32%	0.25%
Schwab Fundamental U.S. Large Company Index ETF	0.32%	0.25%
Schwab Fundamental U.S. Small Company Index ETF	0.32%	0.25%
Schwab Fundamental International Large Company Index ETF	0.32%	0.25%
Schwab Fundamental International Small Company Index ETF	0.46%	0.39%
Schwab Fundamental Emerging Markets Large Company Index ETF	0.46%	0.39%
Schwab U.S. TIPS ETF	0.07%	0.05%
Schwab U.S. Mid-Cap ETF	0.06%	0.05%
Schwab U.S. Small-Cap ETF	0.06%	0.05%
Schwab International Equity ETF	0.07%	0.06%
Schwab International Small-Cap Equity ETF	0.16%	0.12%

*	Under the new management fee structure the management fee will include interest expenses which were previously excluded. Additionally this change is applicable to all Schwab ETFs and will be reflected in each ETF's prospectus no later than at each ETF's next annual update.

Accordingly, the following changes to the Prospectuses and SAIs are effective March 1, 2017:

1. Schwab Fundamental U.S. Broad Market Index ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.25
Other expenses	None

Total annual fund operating expenses	0.25

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$26	$80	$141	$318

2. Schwab Fundamental U.S. Large Company Index ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 4 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.25
Other expenses	None

Total annual fund operating expenses	0.25

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$26	$80	$141	$318

3. Schwab Fundamental U.S. Small Company Index ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 7 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.25
Other expenses	None

Total annual fund operating expenses	0.25

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$26	$80	$141	$318

4. Schwab Fundamental International Large Company Index ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 10 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.25
Other expenses	None

Total annual fund operating expenses	0.25

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$26	$80	$141	$318

5. Schwab Fundamental International Small Company Index ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 14 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.39
Other expenses	None

Total annual fund operating expenses	0.39

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$40	$125	$219	$493

6. Schwab Fundamental Emerging Markets Large Company Index ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 18 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.39
Other expenses	None
Acquired fund fees and expenses (AFFE)[1]	0.01

Total annual fund operating expenses	0.40

[1]

The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund's "Financial highlights" because the financial highlights include only the fund's direct operating expenses and do not include AFFE, which reflect the fees and expenses incurred indirectly by the fund through its investments in other investment companies during its prior fiscal year. Expenses of other investment companies are not direct costs paid by the fund shareholders and have no impact on costs associated with fund operations.

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$41	$128	$224	$505

7. Schwab U.S. TIPS ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.05
Other expenses	None

Total annual fund operating expenses	0.05

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$5	$16	$28	$64

8. Schwab U.S. Mid-Cap ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 13 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.05
Other expenses	None

Total annual fund operating expenses	0.05

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$5	$16	$28	$64

9. Schwab U.S. Small-Cap ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 16 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.05
Other expenses	None

Total annual fund operating expenses	0.05

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$5	$16	$28	$64

10. Schwab International Equity ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.06
Other expenses	None

Total annual fund operating expenses	0.06

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$6	$19	$34	$77

11. Schwab International Small-Cap Equity ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 5 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.12
Other expenses	None

Total annual fund operating expenses	0.12

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$12	$39	$68	$154

Schwab Fundamental U.S. Broad Market Index ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sst_SupplementTextBlock

SCHWAB STRATEGIC TRUST

SCHWAB FUNDAMENTAL INDEX ETFs

Schwab Fundamental U.S. Broad Market Index ETF

Supplement dated March 1, 2017 to the Prospectus and Statement of Additional Information (SAI), both dated June 30, 2016, as supplemented December 1, 2016 and February 2, 2017

(each a Fund and collectively, the Funds)

This supplement provides new and additional information beyond that contained in the Prospectuses and SAIs and should be read in conjunction with the Prospectuses and SAIs.

Effective March 1, 2017, the management fees of certain Schwab ETFs will be reduced as follows:

	Current Management Fee	New Management Fee*
Schwab Fundamental U.S. Broad Market Index ETF	0.32%	0.25%

*	Under the new management fee structure the management fee will include interest expenses which were previously excluded. Additionally this change is applicable to all Schwab ETFs and will be reflected in each ETF's prospectus no later than at each ETF's next annual update.

Accordingly, the following changes to the Prospectuses and SAIs are effective March 1, 2017:

1. Schwab Fundamental U.S. Broad Market Index ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.25
Other expenses	None

Total annual fund operating expenses	0.25

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$26	$80	$141	$318

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Schwab Fundamental U.S. Broad Market Index ETF | Schwab Fundamental U.S. Broad Market Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.25%
1 year	rr_ExpenseExampleYear01	$ 26
3 years	rr_ExpenseExampleYear03	80
5 years	rr_ExpenseExampleYear05	141
10 years	rr_ExpenseExampleYear10	$ 318
Schwab Fundamental U.S. Large Company Index ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sst_SupplementTextBlock

SCHWAB STRATEGIC TRUST

SCHWAB FUNDAMENTAL INDEX ETFs

Schwab Fundamental U.S. Large Company Index ETF

Supplement dated March 1, 2017 to the Prospectus and Statement of Additional Information (SAI), both dated June 30, 2016, as supplemented December 1, 2016 and February 2, 2017

(each a Fund and collectively, the Funds)

This supplement provides new and additional information beyond that contained in the Prospectuses and SAIs and should be read in conjunction with the Prospectuses and SAIs.

Effective March 1, 2017, the management fees of certain Schwab ETFs will be reduced as follows:

	Current Management Fee	New Management Fee*
Schwab Fundamental U.S. Large Company Index ETF	0.32%	0.25%

*	Under the new management fee structure the management fee will include interest expenses which were previously excluded. Additionally this change is applicable to all Schwab ETFs and will be reflected in each ETF's prospectus no later than at each ETF's next annual update.

Accordingly, the following changes to the Prospectuses and SAIs are effective March 1, 2017:

2. Schwab Fundamental U.S. Large Company Index ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 4 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.25
Other expenses	None

Total annual fund operating expenses	0.25

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$26	$80	$141	$318

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Schwab Fundamental U.S. Large Company Index ETF | Schwab Fundamental U.S. Large Company Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.25%
1 year	rr_ExpenseExampleYear01	$ 26
3 years	rr_ExpenseExampleYear03	80
5 years	rr_ExpenseExampleYear05	141
10 years	rr_ExpenseExampleYear10	$ 318
Schwab Fundamental U.S. Small Company Index ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sst_SupplementTextBlock

SCHWAB STRATEGIC TRUST

SCHWAB FUNDAMENTAL INDEX ETFs

Schwab Fundamental U.S. Small Company Index ETF

Supplement dated March 1, 2017 to the Prospectus and Statement of Additional Information (SAI), both dated June 30, 2016, as supplemented December 1, 2016 and February 2, 2017

(each a Fund and collectively, the Funds)

This supplement provides new and additional information beyond that contained in the Prospectuses and SAIs and should be read in conjunction with the Prospectuses and SAIs.

Effective March 1, 2017, the management fees of certain Schwab ETFs will be reduced as follows:

	Current Management Fee	New Management Fee*
Schwab Fundamental U.S. Small Company Index ETF	0.32%	0.25%

*	Under the new management fee structure the management fee will include interest expenses which were previously excluded. Additionally this change is applicable to all Schwab ETFs and will be reflected in each ETF's prospectus no later than at each ETF's next annual update.

Accordingly, the following changes to the Prospectuses and SAIs are effective March 1, 2017:

3. Schwab Fundamental U.S. Small Company Index ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 7 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.25
Other expenses	None

Total annual fund operating expenses	0.25

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$26	$80	$141	$318

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Schwab Fundamental U.S. Small Company Index ETF | Schwab Fundamental U.S. Small Company Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.25%
1 year	rr_ExpenseExampleYear01	$ 26
3 years	rr_ExpenseExampleYear03	80
5 years	rr_ExpenseExampleYear05	141
10 years	rr_ExpenseExampleYear10	$ 318
Schwab Fundamental International Large Company Index ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sst_SupplementTextBlock

SCHWAB STRATEGIC TRUST

SCHWAB FUNDAMENTAL INDEX ETFs

Schwab Fundamental International Large Company Index ETF

Supplement dated March 1, 2017 to the Prospectus and Statement of Additional Information (SAI), both dated June 30, 2016, as supplemented December 1, 2016 and February 2, 2017

(each a Fund and collectively, the Funds)

This supplement provides new and additional information beyond that contained in the Prospectuses and SAIs and should be read in conjunction with the Prospectuses and SAIs.

Effective March 1, 2017, the management fees of certain Schwab ETFs will be reduced as follows:

	Current Management Fee	New Management Fee*
Schwab Fundamental International Large Company Index ETF	0.32%	0.25%

*	Under the new management fee structure the management fee will include interest expenses which were previously excluded. Additionally this change is applicable to all Schwab ETFs and will be reflected in each ETF's prospectus no later than at each ETF's next annual update.

Accordingly, the following changes to the Prospectuses and SAIs are effective March 1, 2017:

4. Schwab Fundamental International Large Company Index ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 10 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.25
Other expenses	None

Total annual fund operating expenses	0.25

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$26	$80	$141	$318

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Schwab Fundamental International Large Company Index ETF | Schwab Fundamental International Large Company Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.25%
1 year	rr_ExpenseExampleYear01	$ 26
3 years	rr_ExpenseExampleYear03	80
5 years	rr_ExpenseExampleYear05	141
10 years	rr_ExpenseExampleYear10	$ 318
Schwab Fundamental International Small Company Index ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sst_SupplementTextBlock

SCHWAB STRATEGIC TRUST

SCHWAB FUNDAMENTAL INDEX ETFs

Schwab Fundamental International Small Company Index ETF

Supplement dated March 1, 2017 to the Prospectus and Statement of Additional Information (SAI), both dated June 30, 2016, as supplemented December 1, 2016 and February 2, 2017

(each a Fund and collectively, the Funds)

This supplement provides new and additional information beyond that contained in the Prospectuses and SAIs and should be read in conjunction with the Prospectuses and SAIs.

Effective March 1, 2017, the management fees of certain Schwab ETFs will be reduced as follows:

	Current Management Fee	New Management Fee*
Schwab Fundamental International Small Company Index ETF	0.46%	0.39%

*	Under the new management fee structure the management fee will include interest expenses which were previously excluded. Additionally this change is applicable to all Schwab ETFs and will be reflected in each ETF's prospectus no later than at each ETF's next annual update.

Accordingly, the following changes to the Prospectuses and SAIs are effective March 1, 2017:

5. Schwab Fundamental International Small Company Index ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 14 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.39
Other expenses	None

Total annual fund operating expenses	0.39

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$40	$125	$219	$493

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Schwab Fundamental International Small Company Index ETF | Schwab Fundamental International Small Company Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.39%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.39%
1 year	rr_ExpenseExampleYear01	$ 40
3 years	rr_ExpenseExampleYear03	125
5 years	rr_ExpenseExampleYear05	219
10 years	rr_ExpenseExampleYear10	$ 493
Schwab Fundamental Emerging Markets Large Company Index ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sst_SupplementTextBlock

SCHWAB STRATEGIC TRUST

SCHWAB FUNDAMENTAL INDEX ETFs

Schwab Fundamental Emerging Markets Large Company Index ETF

Supplement dated March 1, 2017 to the Prospectus and Statement of Additional Information (SAI), both dated June 30, 2016, as supplemented December 1, 2016 and February 2, 2017

(each a Fund and collectively, the Funds)

This supplement provides new and additional information beyond that contained in the Prospectuses and SAIs and should be read in conjunction with the Prospectuses and SAIs.

Effective March 1, 2017, the management fees of certain Schwab ETFs will be reduced as follows:

	Current Management Fee	New Management Fee*
Schwab Fundamental Emerging Markets Large Company Index ETF	0.46%	0.39%

*	Under the new management fee structure the management fee will include interest expenses which were previously excluded. Additionally this change is applicable to all Schwab ETFs and will be reflected in each ETF's prospectus no later than at each ETF's next annual update.

Accordingly, the following changes to the Prospectuses and SAIs are effective March 1, 2017:

6. Schwab Fundamental Emerging Markets Large Company Index ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 18 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.39
Other expenses	None
Acquired fund fees and expenses (AFFE)[1]	0.01

Total annual fund operating expenses	0.40

[1]

The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund's "Financial highlights" because the financial highlights include only the fund's direct operating expenses and do not include AFFE, which reflect the fees and expenses incurred indirectly by the fund through its investments in other investment companies during its prior fiscal year. Expenses of other investment companies are not direct costs paid by the fund shareholders and have no impact on costs associated with fund operations.

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$41	$128	$224	$505

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial highlights” because the financial highlights include only the fund’s direct operating expenses and do not include AFFE, which reflect the fees and expenses incurred indirectly by the fund through its investments in other investment companies during its prior fiscal year.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Schwab Fundamental Emerging Markets Large Company Index ETF | Schwab Fundamental Emerging Markets Large Company Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.39%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.40%
1 year	rr_ExpenseExampleYear01	$ 41
3 years	rr_ExpenseExampleYear03	128
5 years	rr_ExpenseExampleYear05	224
10 years	rr_ExpenseExampleYear10	$ 505
Schwab U.S. TIPS ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sst_SupplementTextBlock

SCHWAB STRATEGIC TRUST

SCHWAB FIXED-INCOME ETFs

Schwab U.S. TIPS ETF

Supplement dated March 1, 2017 to the Prospectus and SAI, both dated April 29, 2016, as supplemented June 30, 2016, October 7, 2016, December 15, 2016, December 28, 2016,
February 2, 2017, and February 28, 2017

(each a Fund and collectively, the Funds)

This supplement provides new and additional information beyond that contained in the Prospectuses and SAIs and should be read in conjunction with the Prospectuses and SAIs.

Effective March 1, 2017, the management fees of certain Schwab ETFs will be reduced as follows:

	Current Management Fee	New Management Fee*
Schwab U.S. TIPS ETF	0.07%	0.05%

*	Under the new management fee structure the management fee will include interest expenses which were previously excluded. Additionally this change is applicable to all Schwab ETFs and will be reflected in each ETF's prospectus no later than at each ETF's next annual update.

Accordingly, the following changes to the Prospectuses and SAIs are effective March 1, 2017:

7. Schwab U.S. TIPS ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.05
Other expenses	None

Total annual fund operating expenses	0.05

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$5	$16	$28	$64

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Schwab U.S. TIPS ETF | Schwab U.S. TIPS ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.05%
1 year	rr_ExpenseExampleYear01	$ 5
3 years	rr_ExpenseExampleYear03	16
5 years	rr_ExpenseExampleYear05	28
10 years	rr_ExpenseExampleYear10	$ 64
Schwab U.S. Mid-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sst_SupplementTextBlock

SCHWAB STRATEGIC TRUST

SCHWAB EQUITY ETFs

Schwab U.S. Mid-Cap ETF

Supplement dated March 1, 2017 to the Prospectuses and SAI, each dated December 29, 2016

(each a Fund and collectively, the Funds)

This supplement provides new and additional information beyond that contained in the Prospectuses and SAIs and should be read in conjunction with the Prospectuses and SAIs.

Effective March 1, 2017, the management fees of certain Schwab ETFs will be reduced as follows:

	Current Management Fee	New Management Fee*
Schwab U.S. Mid-Cap ETF	0.06%	0.05%

*	Under the new management fee structure the management fee will include interest expenses which were previously excluded. Additionally this change is applicable to all Schwab ETFs and will be reflected in each ETF's prospectus no later than at each ETF's next annual update.

Accordingly, the following changes to the Prospectuses and SAIs are effective March 1, 2017:

8. Schwab U.S. Mid-Cap ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 13 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.05
Other expenses	None

Total annual fund operating expenses	0.05

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$5	$16	$28	$64

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Schwab U.S. Mid-Cap ETF | Schwab U.S. Mid-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.05%
1 year	rr_ExpenseExampleYear01	$ 5
3 years	rr_ExpenseExampleYear03	16
5 years	rr_ExpenseExampleYear05	28
10 years	rr_ExpenseExampleYear10	$ 64
Schwab U.S. Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sst_SupplementTextBlock

SCHWAB STRATEGIC TRUST

SCHWAB EQUITY ETFs

Schwab U.S. Small-Cap ETF

Supplement dated March 1, 2017 to the Prospectuses and SAI, each dated December 29, 2016

(each a Fund and collectively, the Funds)

This supplement provides new and additional information beyond that contained in the Prospectuses and SAIs and should be read in conjunction with the Prospectuses and SAIs.

Effective March 1, 2017, the management fees of certain Schwab ETFs will be reduced as follows:

	Current Management Fee	New Management Fee*
Schwab U.S. Small-Cap ETF	0.06%	0.05%

*	Under the new management fee structure the management fee will include interest expenses which were previously excluded. Additionally this change is applicable to all Schwab ETFs and will be reflected in each ETF's prospectus no later than at each ETF's next annual update.

Accordingly, the following changes to the Prospectuses and SAIs are effective March 1, 2017:

9. Schwab U.S. Small-Cap ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 16 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.05
Other expenses	None

Total annual fund operating expenses	0.05

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$5	$16	$28	$64

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Schwab U.S. Small-Cap ETF | Schwab U.S. Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.05%
1 year	rr_ExpenseExampleYear01	$ 5
3 years	rr_ExpenseExampleYear03	16
5 years	rr_ExpenseExampleYear05	28
10 years	rr_ExpenseExampleYear10	$ 64
Schwab International Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sst_SupplementTextBlock

SCHWAB STRATEGIC TRUST

SCHWAB EQUITY ETFs

Schwab International Equity ETF

Supplement dated March 1, 2017 to the Prospectuses and SAI, each dated December 29, 2016

(each a Fund and collectively, the Funds)

This supplement provides new and additional information beyond that contained in the Prospectuses and SAIs and should be read in conjunction with the Prospectuses and SAIs.

Effective March 1, 2017, the management fees of certain Schwab ETFs will be reduced as follows:

	Current Management Fee	New Management Fee*
Schwab International Equity ETF	0.07%	0.06%

*	Under the new management fee structure the management fee will include interest expenses which were previously excluded. Additionally this change is applicable to all Schwab ETFs and will be reflected in each ETF's prospectus no later than at each ETF's next annual update.

Accordingly, the following changes to the Prospectuses and SAIs are effective March 1, 2017:

10. Schwab International Equity ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.06
Other expenses	None

Total annual fund operating expenses	0.06

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$6	$19	$34	$77

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Schwab International Equity ETF | Schwab International Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.06%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.06%
1 year	rr_ExpenseExampleYear01	$ 6
3 years	rr_ExpenseExampleYear03	19
5 years	rr_ExpenseExampleYear05	34
10 years	rr_ExpenseExampleYear10	$ 77
Schwab International Small-Cap Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sst_SupplementTextBlock

SCHWAB STRATEGIC TRUST

SCHWAB EQUITY ETFs

Schwab International Small-Cap Equity ETF

Supplement dated March 1, 2017 to the Prospectuses and SAI, each dated December 29, 2016

(each a Fund and collectively, the Funds)

This supplement provides new and additional information beyond that contained in the Prospectuses and SAIs and should be read in conjunction with the Prospectuses and SAIs.

Effective March 1, 2017, the management fees of certain Schwab ETFs will be reduced as follows:

	Current Management Fee	New Management Fee*
Schwab International Small-Cap Equity ETF	0.16%	0.12%

*	Under the new management fee structure the management fee will include interest expenses which were previously excluded. Additionally this change is applicable to all Schwab ETFs and will be reflected in each ETF's prospectus no later than at each ETF's next annual update.

Accordingly, the following changes to the Prospectuses and SAIs are effective March 1, 2017:

11. Schwab International Small-Cap Equity ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 5 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.12
Other expenses	None

Total annual fund operating expenses	0.12

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$12	$39	$68	$154

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Schwab International Small-Cap Equity ETF | Schwab International Small-Cap Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.12%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.12%
1 year	rr_ExpenseExampleYear01	$ 12
3 years	rr_ExpenseExampleYear03	39
5 years	rr_ExpenseExampleYear05	68
10 years	rr_ExpenseExampleYear10	$ 154

[1]	The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund's "Financial highlights" because the financial highlights include only the fund's direct operating expenses and do not include AFFE, which reflect the fees and expenses incurred indirectly by the fund through its investments in other investment companies during its prior fiscal year. Expenses of other investment companies are not direct costs paid by the fund shareholders and have no impact on costs associated with fund operations.